Note 7 - Senior Secured Convertible Promissory Note-10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Convertible Debt [Table Text Block]
(In thousands)
Issue Date	Maturity Date	September 30, 2024	December 31, 2023
06/26/2023	06/26/2024	$—	$2,400
07/25/2023	07/25/2024	—	2,400
08/25/2023	08/25/2024	—	2,400
09/27/2023	09/27/2024	—	2,400
11/02/2023	11/02/2024	2,400	2,400
12/12/2023	12/12/2024	—	2,000
04/02/2024	04/02/2025	2,000	—
05/02/2024	05/02/2025	2,000	—
06/03/2024	06/03/2025	2,000	—
06/21/2024	06/21/2025	1,240	—
07/03/2024	07/03/2025	2,000	—
08/01/2024	08/01/2025	2,000	—
Total senior secured convertible promissory notes		$13,640	$14,000

	December 31, 2023	December 31, 2022
Senior secured convertible promissory note, maturing December 12, 2023	$—	$4,000,000
Senior secured convertible promissory note, maturing June 26, 2024	2,400,000	—
Senior secured convertible promissory note, maturing July 25, 2024	2,400,000	—
Senior secured convertible promissory note, maturing August 25, 2024	2,400,000	—
Senior secured convertible promissory note, maturing September 27, 2024	2,400,000	—
Senior secured convertible promissory note, maturing November 2, 2024	2,400,000	—
Senior secured convertible promissory note, maturing December 12, 2024	2,000,000	—
Total convertible promissory note	$14,000,000	$4,000,000
Less: unamortized debt issuance costs	—	(190,100)
Convertible promissory note, net	$14,000,000	$3,809,900